UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard Equity Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Equity Income Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,006.61	$1.35
Admiral™ Shares	1,000.00	1,007.08	0.90
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.59	$1.36
Admiral Shares	1,000.00	1,024.03	0.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.27% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Equity Income Fund

Sector Diversification

As of March 31, 2019

Communication Services	7.0%
Consumer Discretionary	4.0
Consumer Staples	12.1
Energy	9.8
Financials	16.7
Health Care	16.4
Industrials	9.9
Information Technology	11.4
Materials	3.4
Real Estate	1.2
Utilities	8.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (96.5%)[1]
Communication Services (6.7%)
Verizon Communications Inc.	18,407,435	1,088,432
Comcast Corp. Class A	16,969,920	678,457
AT&T Inc.	6,243,050	195,782
BCE Inc.	3,935,050	174,734
Omnicom Group Inc.	1,038,383	75,792
CenturyLink Inc.	1,804,501	21,636
Viacom Inc. Class B	602,075	16,900
Sinclair Broadcast Group Inc. Class A	346,264	13,324
TEGNA Inc.	760,653	10,725
		2,275,782
Consumer Discretionary (3.7%)
Home Depot Inc.	1,691,537	324,589
McDonald’s Corp.	1,658,029	314,860
Cie Generale des Etablissements Michelin SCA	954,692	112,792
General Motors Co.	2,979,332	110,533
Ralph Lauren Corp. Class A	427,482	55,436
Darden Restaurants Inc.	439,172	53,346
Abercrombie & Fitch Co.	1,662,552	45,571
^ Brinker International Inc.	944,559	41,919
H&R Block Inc.	1,355,378	32,448
Whirlpool Corp.	212,195	28,199
Tapestry Inc.	581,809	18,903
Signet Jewelers Ltd.	653,543	17,750
Tailored Brands Inc.	2,207,570	17,307
Dine Brands Global Inc.	183,313	16,735
Best Buy Co. Inc.	221,668	15,752
Garmin Ltd.	177,121	15,294
Nordstrom Inc.	310,505	13,780
Macy’s Inc.	505,117	12,138
Bed Bath & Beyond Inc.	632,380	10,744
Autoliv Inc.	79,551	5,849
		1,263,945
Consumer Staples (11.8%)
Philip Morris International Inc.	7,631,128	674,515
Procter & Gamble Co.	5,094,749	530,109
PepsiCo Inc.	4,259,407	521,990
Coca-Cola Co.	10,549,698	494,359
Unilever NV	7,015,691	408,945
Mondelez International Inc. Class A	4,984,267	248,815
Sysco Corp.	3,720,449	248,377
Walmart Inc.	2,444,035	238,367
Nestle SA	2,001,645	190,858
Kimberly-Clark Corp.	893,644	110,722
Coca-Cola European Partners plc	1,354,632	70,089
Altria Group Inc.	1,001,439	57,513
Archer-Daniels-Midland Co.	1,141,498	49,233
Walgreens Boots Alliance Inc.	700,092	44,295
Flowers Foods Inc.	2,003,591	42,716
Nu Skin Enterprises Inc. Class A	498,905	23,877
Molson Coors Brewing Co. Class B	338,963	20,219
Colgate-Palmolive Co.	87,170	5,975
		3,980,974
Energy (9.5%)
Chevron Corp.	6,891,094	848,845
Exxon Mobil Corp.	8,257,045	667,169
Suncor Energy Inc.	13,571,901	440,137
Occidental Petroleum Corp.	5,085,169	336,638
Kinder Morgan Inc.	15,899,782	318,155
^ TransCanada Corp.	6,151,957	276,305
Phillips 66	1,472,856	140,172
ConocoPhillips	1,020,189	68,087
Murphy Oil Corp.	2,021,808	59,239
HollyFrontier Corp.	454,035	22,370
Cosan Ltd.	1,109,813	12,863

Equity Income Fund

		Market
		Value•
	Shares	($000)
Schlumberger Ltd.	233,265	10,163
Delek US Holdings Inc.	159,089	5,794
Archrock Inc.	564,592	5,522
		3,211,459
Financials (16.2%)
JPMorgan Chase & Co.	12,288,299	1,243,944
Wells Fargo & Co.	12,331,248	595,846
MetLife Inc.	10,133,413	431,379
Bank of America Corp.	12,442,650	343,293
Marsh & McLennan Cos. Inc.	3,214,978	301,886
PNC Financial Services Group Inc.	2,294,971	281,501
Chubb Ltd.	1,794,187	251,330
M&T Bank Corp.	1,293,041	203,033
Travelers Cos. Inc.	1,331,334	182,606
US Bancorp	3,753,612	180,887
American International Group Inc.	3,425,164	147,488
Citigroup Inc.	2,081,401	129,505
Aflac Inc.	2,143,034	107,152
Principal Financial Group Inc.	2,110,588	105,930
BlackRock Inc.	198,684	84,912
SunTrust Banks Inc.	1,423,449	84,339
Ameriprise Financial Inc.	624,375	79,982
Fifth Third Bancorp	2,814,257	70,976
Regions Financial Corp.	4,790,284	67,783
Morgan Stanley	1,581,041	66,720
LPL Financial Holdings Inc.	937,968	65,329
Prudential Financial Inc.	655,964	60,270
BB&T Corp.	991,664	46,142
Huntington Bancshares Inc.	3,529,145	44,750
First American Financial Corp.	853,617	43,961
Franklin Resources Inc.	1,030,379	34,147
T. Rowe Price Group Inc.	305,185	30,555
Synchrony Financial	907,063	28,935
Progressive Corp.	357,510	25,773
Arthur J Gallagher & Co.	291,963	22,802
Cullen/Frost Bankers Inc.	202,498	19,656
Comerica Inc.	259,338	19,015
Fidelity National Financial Inc.	511,602	18,699
People’s United Financial Inc.	802,434	13,192
Cincinnati Financial Corp.	137,067	11,774
CME Group Inc.	53,453	8,797
Unum Group	239,807	8,113
PacWest Bancorp	146,080	5,494
		5,467,896
Health Care (15.8%)
Johnson & Johnson	8,104,705	1,132,957
Merck & Co. Inc.	9,028,614	750,910
Pfizer Inc.	17,163,647	728,940
Eli Lilly & Co.	4,237,250	549,826
Medtronic plc	4,650,435	423,562
Bristol-Myers Squibb Co.	6,715,332	320,388
Novartis AG	3,081,814	296,223
Koninklijke Philips NV	7,151,965	292,213
Roche Holding AG	1,019,842	281,022
AstraZeneca plc ADR	4,026,017	162,772
AbbVie Inc.	2,008,237	161,844
Gilead Sciences Inc.	1,233,349	80,180
Amgen Inc.	408,936	77,690
Cardinal Health Inc.	1,491,241	71,803
CVS Health Corp.	408,407	22,025
		5,352,355
Industrials (9.6%)
Lockheed Martin Corp.	1,377,992	413,618
Caterpillar Inc.	2,710,286	367,217
Union Pacific Corp.	1,884,832	315,144
3M Co.	1,493,896	310,402
Deere & Co.	1,769,337	282,811
Eaton Corp. plc	3,503,952	282,278
Honeywell International Inc.	1,400,365	222,546
United Technologies Corp.	1,580,289	203,684
BAE Systems plc	26,684,016	167,730
United Parcel Service Inc. Class B	996,913	111,395
PACCAR Inc.	1,217,191	82,939
Boeing Co.	211,301	80,595
Cummins Inc.	485,153	76,591
CH Robinson Worldwide Inc.	788,750	68,613
Waste Management Inc.	581,732	60,448
General Electric Co.	4,314,703	43,104
Raytheon Co.	230,163	41,908
GATX Corp.	540,334	41,265
KAR Auction Services Inc.	557,319	28,596
Greenbrier Cos. Inc.	709,432	22,865
Illinois Tool Works Inc.	155,486	22,317
		3,246,066
Information Technology (10.8%)
Cisco Systems Inc.	17,125,536	924,608
Intel Corp.	14,854,763	797,701
Analog Devices Inc.	3,977,119	418,671
QUALCOMM Inc.	4,374,115	249,456
KLA-Tencor Corp.	1,866,045	222,824
Maxim Integrated Products Inc.	2,901,963	154,297

Equity Income Fund

			Market
			Value•
		Shares	($000)
	TE Connectivity Ltd.	1,850,117	149,397
	Texas Instruments Inc.	1,389,800	147,416
	International Business Machines Corp.	729,810	102,976
	HP Inc.	4,747,653	92,247
	Seagate Technology plc	1,650,603	79,047
	Broadcom Inc.	218,853	65,811
	Western Union Co.	3,561,360	65,778
	Microsoft Corp.	507,367	59,839
	Cypress Semiconductor Corp.	3,145,347	46,929
	Science Applications International Corp.	532,664	40,989
	NetApp Inc.	135,303	9,382
	Juniper Networks Inc.	293,586	7,771
	Automatic Data Processing Inc.	46,519	7,431
	Xilinx Inc.	54,506	6,911
			3,649,481
	Materials (3.3%)
	DowDuPont Inc.	8,631,158	460,127
^	Nutrien Ltd.	3,742,378	197,448
	Linde plc	954,227	167,877
	International Paper Co.	1,941,279	89,823
	CF Industries Holdings Inc.	1,621,032	66,268
	Domtar Corp.	876,312	43,509
	Nucor Corp.	663,179	38,697
	Huntsman Corp.	1,317,990	29,642
	Greif Inc. Class A	625,196	25,789
	RPM International Inc.	120,938	7,019
			1,126,199
	Real Estate (1.1%)
	Crown Castle International Corp.	3,004,573	384,585

	Utilities (8.0%)
	Dominion Energy Inc.	4,916,997	376,937
	NextEra Energy Inc.	1,641,789	317,391
	Sempra Energy	2,195,282	276,298
	American Electric Power Co. Inc.	3,295,647	276,010
	Eversource Energy	3,148,081	223,356
	Exelon Corp.	4,105,800	205,824
	Duke Energy Corp.	2,183,562	196,521
	Southern Co.	2,001,919	103,459
	FirstEnergy Corp.	2,292,533	95,392
	Entergy Corp.	923,105	88,277
	AES Corp.	4,626,226	83,642
	Ameren Corp.	1,086,106	79,883
	Xcel Energy Inc.	1,332,170	74,881
	Edison International	947,935	58,696
	PNM Resources Inc.	966,679	45,763
	OGE Energy Corp.	774,007	33,375
	IDACORP Inc.	314,858	31,341
	MDU Resources Group Inc.	1,115,188	28,805
	CenterPoint Energy Inc.	692,047	21,246
	Pinnacle West Capital Corp.	219,873	21,016
	DTE Energy Co.	152,634	19,040
	National Fuel Gas Co.	261,602	15,947
	CMS Energy Corp.	163,199	9,064
	NRG Energy Inc.	134,838	5,728
			2,687,892
	Total Common Stocks (Cost $25,491,197)		32,646,634
	Temporary Cash Investments (4.0%)[1]
	Money Market Fund (2.4%)
2,3	Vanguard Market Liquidity Fund, 2.554%	8,119,297	812,092

		Face
		Amount
		($000)
	Repurchase Agreements (1.5%)
	Goldman Sachs & Co. 2.550%, 4/1/19 (Dated 3/29/19, Repurchase Value $127,827,000, collateralized by Federal National Mortgage Assn. 5.000%, 7/1/35–6/1/40, and Government National Mortgage Assn. 4.070%–6.000%, 11/20/38–3/15/49, with a value of $130,356,000)	127,800	127,800
	Nomura International plc 2.570%, 4/1/19 (Dated 3/29/19, Repurchase Value $289,062,000, collateralized by U.S. Treasury Bill 0.000%, 7/11/19–1/30/20, and U.S. Treasury Note/Bond 0.125%–6.000%, 8/15/19–2/15/46, with a value of $294,780,000)	289,000	289,000

Equity Income Fund

	Face	Market
	Amount	Value•
	($000)	($000)
RBS Securities, Inc. 2.550%, 4/1/19 (Dated 3/29/19, Repurchase Value $69,415,000, collateralized by U.S. Treasury Note/Bond 0.125%–0.750%, 4/15/19–2/15/45, with a value of $70,788,000)	69,400	69,400
Societe Generale 2.550%, 4/1/19 (Dated 3/29/19, Repurchase Value $23,005,000, collateralized by Federal Home Loan Bank 1.875%, 12/11/20, U.S. Treasury Bill 0.000%, 6/20/19–2/27/20, and U.S. Treasury Note/Bond 1.375%–6.875%, 4/30/20–8/15/25, with a value of $23,460,000)	23,000	23,000
		509,200
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill,
2.474%–2.479%, 5/9/19	4,800	4,788
4 United States Treasury Bill,
2.398%–2.411%, 5/23/19	12,000	11,959
4 United States Treasury Bill,
2.407%, 6/6/19	10,000	9,957
4 United States Treasury Bill,
2.480%, 9/5/19	5,000	4,948
		31,652
Total Temporary Cash Investments
(Cost $1,352,793)		1,352,944
Total Investments (100.5%)
(Cost $26,843,990)		33,999,578

		Amount
		($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard		1,692
Receivables for Investment Securities Sold		64,971
Receivables for Accrued Income		60,027
Receivables for Capital Shares Issued		25,275
Variation Margin Receivable—Futures Contracts		4,318
Other Assets		20
Total Other Assets		156,303
Liabilities
Payables for Investment Securities Purchased		(144,280)
Collateral for Securities on Loan		(130,079)
Payables to Investment Advisor		(6,669)
Payables for Capital Shares Redeemed		(31,470)
Payables to Vanguard		(15,839)
Total Liabilities		(328,337)
Net Assets (100%)		33,827,544

At March 31, 2019, net assets consisted of:
		Amount
		($000)
Paid-in Capital		26,577,446
Total Distributable Earnings (Loss)		7,250,098
Net Assets		33,827,544

Investor Shares—Net Assets
Applicable to 154,265,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		5,395,389
Net Asset Value Per Share—Investor Shares		$34.97

Admiral Shares—Net Assets
Applicable to 387,880,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		28,432,155
Net Asset Value Per Share—Admiral Shares		$73.30

•    See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $125,507,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.7% and 1.8%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $130,079,000 of collateral received for securities on loan.

4   Securities with a value of $31,304,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	5,145		730,024	19,038

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	499,433
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	5,098
Interest—Affiliated Issuers	6,243
Securities Lending—Net	259
Total Income	511,033
Expenses
Investment Advisory Fees—Note B
Basic Fee	13,073
Performance Adjustment	645
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,509
Management and Administrative—Admiral Shares	11,706
Marketing and Distribution—Investor Shares	350
Marketing and Distribution—Admiral Shares	796
Custodian Fees	72
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Admiral Shares	141
Trustees’ Fees and Expenses	16
Total Expenses	31,365
Net Investment Income	479,668
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	97,069
Investment Securities Sold—Affiliated Issuers	25,977
Futures Contracts	(37,473)
Foreign Currencies	(157)
Realized Net Gain (Loss)	85,416
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(322,393)
Investment Securities—Affiliated Issuers	(33,730)
Futures Contracts	17,974
Foreign Currencies	(134)
Change in Unrealized Appreciation (Depreciation)	(338,283)
Net Increase (Decrease) in Net Assets Resulting from Operations	226,801

1 Dividends are net of foreign withholding taxes of $6,803,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,668	846,950
Realized Net Gain (Loss)	85,416	2,386,838
Change in Unrealized Appreciation (Depreciation)	(338,283)	(47,829)
Net Increase (Decrease) in Net Assets Resulting from Operations	226,801	3,185,959
Distributions
Net Investment Income
Investor Shares	(81,293)	(148,454)
Admiral Shares	(427,300)	(679,886)
Realized Capital Gain[1]
Investor Shares	(362,093)	(71,934)
Admiral Shares	(1,805,478)	(298,582)
Total Distributions	(2,676,164)	(1,198,856)
Capital Share Transactions
Investor Shares	70,636	(625,682)
Admiral Shares	2,830,669	2,638,920
Net Increase (Decrease) from Capital Share Transactions	2,901,305	2,013,238
Total Increase (Decrease)	451,942	4,000,341
Net Assets
Beginning of Period	33,375,602	29,375,261
End of Period	33,827,544	33,375,602

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $78,981,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.98	$35.64	$31.69	$28.78	$31.23	$28.26
Investment Operations
Net Investment Income	.505 [1]	.965 [1]	.908 [1]	.909	.847	.826
Net Realized and Unrealized Gain (Loss) on Investments	(.528)	2.764	4.292	3.912	(1.431)	3.754
Total from Investment Operations	(.023)	3.729	5.200	4.821	(.584)	4.580
Distributions
Dividends from Net Investment Income	(.540)	(.943)	(.912)	(.895)	(.852)	(.811)
Distributions from Realized Capital Gains	(2.447)	(.446)	(.338)	(1.016)	(1.014)	(.799)
Total Distributions	(2.987)	(1.389)	(1.250)	(1.911)	(1.866)	(1.610)
Net Asset Value, End of Period	$34.97	$37.98	$35.64	$31.69	$28.78	$31.23

Total Return[2]	0.66%	10.58%	16.68%	17.21%	-2.11%	16.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,395	$5,751	$6,002	$5,487	$4,812	$5,528
Ratio of Total Expenses to Average Net Assets[3]	0.27%	0.27%	0.26%	0.26%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.60%	2.70%	3.00%	2.72%	2.74%
Portfolio Turnover Rate	31%	37%	28%	26%	32%	33%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.00%), (0.01%), (0.01%), (0.01%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.61	$74.69	$66.43	$60.31	$65.45	$59.24
Investment Operations
Net Investment Income	1.093 [1]	2.099 [1]	1.968 [1]	1.963	1.834	1.790
Net Realized and Unrealized Gain (Loss) on Investments	(1.108)	5.806	8.977	8.219	(3.003)	7.853
Total from Investment Operations	(.015)	7.905	10.945	10.182	(1.169)	9.643
Distributions
Dividends from Net Investment Income	(1.166)	(2.048)	(1.977)	(1.932)	(1.846)	(1.758)
Distributions from Realized Capital Gains	(5.129)	(.937)	(.708)	(2.130)	(2.125)	(1.675)
Total Distributions	(6.295)	(2.985)	(2.685)	(4.062)	(3.971)	(3.433)
Net Asset Value, End of Period	$73.30	$79.61	$74.69	$66.43	$60.31	$65.45

Total Return[2]	0.71%	10.70%	16.75%	17.35%	-2.03%	16.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,432	$27,625	$23,373	$18,115	$12,962	$12,319
Ratio of Total Expenses to Average Net Assets[3]	0.18%	0.18%	0.17%	0.17%	0.17%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.69%	2.79%	3.09%	2.81%	2.83%
Portfolio Turnover Rate	31%	37%	28%	26%	32%	33%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.00%), (0.01%), (0.01%), (0.01%), and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund

Notes to Financial Statements

Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Equity Income Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the

Equity Income Fund

period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  The investment advisory firm Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $854,000 for the six months ended March 31, 2019.

For the six months ended March 31, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the fund’s average net assets, before an increase of $645,000 (0.00%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain

Equity Income Fund

costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,692,000, representing 0.01% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	31,305,796	1,340,838	—
Temporary Cash Investments	812,092	540,852	—
Futures Contracts—Assets[1]	4,318	—	—
Total	32,122,206	1,881,690	—

1 Represents variation margin on the last day of the reporting period.

E.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	26,843,990
Gross Unrealized Appreciation	7,982,700
Gross Unrealized Depreciation	(808,074)
Net Unrealized Appreciation (Depreciation)	7,174,626

F.  During the six months ended March 31, 2019, the fund purchased $5,227,617,000 of investment securities and sold $4,891,639,000 of investment securities, other than temporary cash investments.

Equity Income Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	375,436	10,825	998,715	26,933
Issued in Lieu of Cash Distributions	408,006	12,658	201,873	5,406
Redeemed	(712,806)	(20,628)	(1,826,270)	(49,355)
Net Increase (Decrease)—Investor Shares	70,636	2,855	(625,682)	(17,016)
Admiral Shares
Issued	3,203,742	44,335	5,851,704	75,470
Issued in Lieu of Cash Distributions	1,942,370	28,738	837,871	10,700
Redeemed	(2,315,443)	(32,213)	(4,050,655)	(52,093)
Net Increase (Decrease)—Admiral Shares	2,830,669	40,860	2,638,920	34,077

H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard High Dividend Yield ETF	91,266	—	83,360	25,948	(33,854)	—	—	—
Vanguard Market
Liquidity Fund	507,279	NA1	NA1	29	124	6,243	—	812,092
Total	598,545			25,977	(33,730)	6,243	—	812,092

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.   Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Using fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The board also noted that the portfolio manager of the fund has more than three decades of investment industry experience. The firm has managed a portion of the fund since 2000.

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q652 052019

Semiannual Report | March 31, 2019 Vanguard PRIMECAP Core Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Core Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$947.78	$2.23
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.64	2.32

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

PRIMECAP Core Fund

Sector Diversification

As of March 31, 2019

Communication Services	5.7%
Consumer Discretionary	12.5
Consumer Staples	0.4
Energy	0.9
Financials	10.3
Health Care	24.2
Industrials	19.9
Information Technology	24.8
Materials	1.3
Real Estate	0.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Core Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.5%)
Communication Services (5.6%)
*	Alphabet Inc. Class A	176,827	208,106
*	Alphabet Inc. Class C	166,513	195,371
*	Sprint Corp.	8,280,000	46,782
	Walt Disney Co.	400,000	44,412
	Activision Blizzard Inc.	725,000	33,009
*	Electronic Arts Inc.	165,000	16,769
	Comcast Corp. Class A	385,000	15,392
	CBS Corp. Class B	283,354	13,468
*	Charter Communications Inc. Class A	24,400	8,465
*	T-Mobile US Inc.	102,900	7,110
	Entercom Communications Corp. Class A	694,943	3,649
*	Netflix Inc.	8,300	2,959
			595,492
Consumer Discretionary (12.2%)
	Sony Corp. ADR	3,649,000	154,134
	Whirlpool Corp.	1,082,274	143,823
*	CarMax Inc.	1,994,300	139,202
	Ross Stores Inc.	1,101,800	102,578
	Royal Caribbean Cruises Ltd.	894,000	102,470
	TJX Cos. Inc.	1,860,000	98,971
*	Alibaba Group Holding Ltd. ADR	542,430	98,966
	Carnival Corp.	1,866,000	94,644
*,^	Mattel Inc.	6,161,771	80,103
*	Amazon.com Inc.	30,593	54,479
*	Altaba Inc.	691,600	51,261
	L Brands Inc.	1,589,700	43,844
	eBay Inc.	1,077,600	40,022
	VF Corp.	300,000	26,073
	Marriott International Inc. Class A	189,000	23,642
	Newell Brands Inc.	1,110,000	17,027
*	Norwegian Cruise Line Holdings Ltd.	130,000	7,145
	Restaurant Brands International Inc.	88,200	5,743
	MGM Resorts International	190,000	4,875
*	Capri Holdings Ltd.	87,700	4,012
	Tiffany & Co.	19,300	2,037
	McDonald’s Corp.	7,400	1,405
*	Tempur Sealy International Inc.	22,000	1,269
*	Burlington Stores Inc.	4,900	768
	Las Vegas Sands Corp.	9,000	549
*	AutoZone Inc.	455	466
			1,299,508
Consumer Staples (0.4%)
	PepsiCo Inc.	200,000	24,510
	Tyson Foods Inc. Class A	231,500	16,073
	Constellation Brands Inc. Class A	6,636	1,164
	Philip Morris International Inc.	9,275	820
	Altria Group Inc.	12,924	742
			43,309
Energy (0.9%)
	Pioneer Natural
	Resources Co.	204,723	31,175
	Cabot Oil & Gas Corp.	625,150	16,316
	Hess Corp.	203,000	12,227
*	Transocean Ltd.	1,321,800	11,513
*	Southwestern Energy Co.	2,400,000	11,256
	EOG Resources Inc.	62,600	5,958
	National Oilwell Varco Inc.	150,000	3,996
	TechnipFMC plc	27,400	645
			93,086

4

PRIMECAP Core Fund

			Market
			Value•
		Shares	($000)
Financials (10.0%)
	JPMorgan Chase & Co.	3,429,866	347,205
	Wells Fargo & Co.	3,424,600	165,477
	Discover Financial Services	1,811,981	128,941
	Charles Schwab Corp.	2,459,734	105,178
	Northern Trust Corp.	1,075,250	97,213
	Bank of America Corp.	2,280,559	62,921
	Marsh & McLennan Cos. Inc.	536,612	50,388
	US Bancorp	773,300	37,265
	Raymond James Financial Inc.	408,300	32,831
	Progressive Corp.	244,300	17,612
	CME Group Inc.	79,850	13,142
	Travelers Cos. Inc.	49,000	6,721
	Comerica Inc.	35,000	2,566
			1,067,460
Health Care (23.6%)
	Eli Lilly & Co.	3,206,352	416,056
	Amgen Inc.	1,737,300	330,052
	AstraZeneca plc ADR	6,744,200	272,668
	Novartis AG ADR	2,232,000	214,585
*	Biogen Inc.	844,200	199,552
	Roche Holding AG	556,100	153,236
	Thermo Fisher Scientific Inc.	552,800	151,312
*	Elanco Animal Health Inc.	4,473,412	143,462
*	Boston Scientific Corp.	3,527,200	135,374
	Abbott Laboratories	1,049,000	83,857
	Bristol-Myers Squibb Co.	1,693,200	80,783
1	Siemens Healthineers AG	1,260,200	52,614
	CVS Health Corp.	934,277	50,386
	Medtronic plc	552,000	50,276
*	Illumina Inc.	143,600	44,615
	Merck & Co. Inc.	375,000	31,189
	Agilent Technologies Inc.	370,000	29,741
	Zimmer Biomet Holdings Inc.	205,600	26,255
	Sanofi ADR	540,000	23,911
*	Waters Corp.	65,000	16,361
	Stryker Corp.	45,500	8,987
*	Cerner Corp.	10,000	572
			2,515,844
Industrials (19.3%)
	Southwest Airlines Co.	9,021,525	468,307
	Siemens AG	1,740,168	187,143
	Airbus SE	1,368,050	181,317
	FedEx Corp.	951,500	172,612
*	United Continental Holdings Inc.	2,069,800	165,129
	American Airlines Group Inc.	4,158,800	132,083
	Caterpillar Inc.	661,500	89,627
	Jacobs Engineering Group Inc.	1,130,655	85,014
	United Parcel Service Inc. Class B	742,700	82,989
*	AECOM	2,780,600	82,500
	Delta Air Lines Inc.	1,495,900	77,263
	Boeing Co.	174,600	66,596
	Deere & Co.	383,900	61,363
	Union Pacific Corp.	204,100	34,125
*	TransDigm Group Inc.	71,200	32,324
	General Dynamics Corp.	189,400	32,062
	Honeywell International Inc.	200,000	31,784
	Textron Inc.	603,000	30,548
	Rockwell Automation Inc.	76,500	13,423
	Pentair plc	270,000	12,018
	IDEX Corp.	75,000	11,380
	Acuity Brands Inc.	50,000	6,000
	nVent Electric plc	200,000	5,396
	Owens Corning	30,000	1,414
*	Herc Holdings Inc.	33,999	1,325
	Ritchie Bros Auctioneers Inc.	2,400	82
			2,063,824
Information Technology (24.2%)
	Texas Instruments Inc.	3,017,200	320,034
	Microsoft Corp.	2,481,300	292,645
	NetApp Inc.	2,294,800	159,121
	Hewlett Packard Enterprise Co.	8,952,367	138,135
	KLA-Tencor Corp.	1,111,300	132,700
	HP Inc.	6,661,367	129,430
	Intel Corp.	2,400,000	128,880
	Cisco Systems Inc.	2,151,700	116,170
	QUALCOMM Inc.	1,873,680	106,856
	Telefonaktiebolaget LM Ericsson ADR	11,636,000	106,818
*	Flex Ltd.	10,119,300	101,193

5

PRIMECAP Core Fund

			Market
			Value•
		Shares	($000)
	ASML Holding NV	457,000	85,939
	Intuit Inc.	325,000	84,958
*	Adobe Inc.	300,000	79,947
*	Micron Technology Inc.	1,790,000	73,981
	Micro Focus International plc ADR	2,355,302	60,743
	Applied Materials Inc.	1,502,700	59,597
	Analog Devices Inc.	559,300	58,878
*	Keysight Technologies Inc.	625,300	54,526
	NVIDIA Corp.	292,000	52,432
*	PayPal Holdings Inc.	458,300	47,590
	Corning Inc.	1,385,000	45,844
	Visa Inc. Class A	221,000	34,518
	Oracle Corp.	555,000	29,809
	DXC Technology Co.	420,675	27,054
	Apple Inc.	100,000	18,995
*	BlackBerry Ltd.	1,547,500	15,614
	Perspecta Inc.	212,338	4,293
*	Dell Technologies Inc.	63,600	3,733
	Western Digital Corp.	75,000	3,605
	Teradyne Inc.	52,000	2,072
			2,576,110
	Materials (1.3%)
	DowDuPont Inc.	1,069,500	57,015
	Linde plc	229,700	40,411
	Albemarle Corp.	490,465	40,208
	Greif Inc. Class B	33,000	1,614
			139,248
	Real Estate (0.0%)
	Equinix Inc.	3,300	1,495
	Total Common Stocks (Cost $5,665,370)		10,395,376
	Temporary Cash Investments (2.7%)
	Money Market Fund (2.7%)
2,3	Vanguard Market
	Liquidity Fund, 2.554% (Cost $288,368)	2,883,856	288,443
	Total Investments (100.2%) (Cost $5,953,738)		10,683,819

			Amount
			($000)
	Other Assets and Liabilities (-0.2%)
	Other Assets
	Investment in Vanguard		547
	Receivables for Investment Securities Sold		668
	Receivables for Accrued Income		15,156
	Receivables for Capital Shares Issued		1,289
	Other Assets		135
	Total Other Assets		17,795
	Liabilities
	Payables for Investment
	Securities Purchased		(1,313)
	Collateral for Securities on Loan		(18,918)
	Payables to Investment Advisor		(8,018)
	Payables for Capital Shares Redeemed		(3,167)
	Payables to Vanguard		(6,914)
	Total Liabilities		(38,330)
	Net Assets (100%)
	Applicable to 411,153,858 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		10,663,284
	Net Asset Value Per Share		$25.94

6

PRIMECAP Core Fund

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,650,170
Total Distributable Earnings (Loss)	5,013,114
Net Assets	10,663,284

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,567,000.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of this security represented 0.5% of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $18,918,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Core Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends[1]	102,994
Interest[2]	3,156
Securities Lending—Net	249
Total Income	106,399
Expenses
Investment Advisory Fees—Note B	16,089
The Vanguard Group—Note C
Management and Administrative	7,310
Marketing and Distribution	497
Custodian Fees	42
Shareholders’ Reports	29
Trustees’ Fees and Expenses	5
Total Expenses	23,972
Net Investment Income	82,427
Realized Net Gain (Loss)
Investment Securities Sold[2]	341,391
Foreign Currencies	(70)
Realized Net Gain (Loss)	341,321
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,053,154)
Foreign Currencies	(44)
Change in Unrealized Appreciation (Depreciation)	(1,053,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	(629,450)

1   Dividends are net of foreign withholding taxes of $3,187,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,156,000, $51,000, and $58,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Core Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,427	123,032
Realized Net Gain (Loss)	341,321	665,390
Change in Unrealized Appreciation (Depreciation)	(1,053,198)	1,041,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(629,450)	1,829,422
Distributions
Net Investment Income	(124,211)	(111,019)
Realized Capital Gain[1]	(728,299)	(315,476)
Total Distributions	(852,510)	(426,495)
Capital Share Transactions
Issued	356,507	766,774
Issued in Lieu of Cash Distributions	721,782	362,767
Redeemed	(587,090)	(1,102,350)
Net Increase (Decrease) from Capital Share Transactions	491,199	27,191
Total Increase (Decrease)	(990,761)	1,430,118
Net Assets
Beginning of Period	11,654,045	10,223,927
End of Period	10,663,284	11,654,045

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $8,214,000 and $10,052,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Core Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.92	$26.33	$22.55	$20.26	$21.87	$18.65
Investment Operations
Net Investment Income	.205 [1]	.314 [1]	.304 [1]	.275	.285	.255
Net Realized and Unrealized Gain (Loss) on Investments	(1.974)	4.379	4.701	3.047	(.328)	3.820
Total from Investment Operations	(1.769)	4.693	5.005	3.322	(.043)	4.075
Distributions
Dividends from Net Investment Income	(.322)	(.287)	(.278)	(.243)	(.270)	(.178)
Distributions from Realized Capital Gains	(1.889)	(.816)	(.947)	(.789)	(1.297)	(.677)
Total Distributions	(2.211)	(1.103)	(1.225)	(1.032)	(1.567)	(.855)
Net Asset Value, End of Period	$25.94	$29.92	$26.33	$22.55	$20.26	$21.87

Total Return[2]	-5.22%	18.27%	23.13%	16.78%	-0.73%	22.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,663	$11,654	$10,224	$8,420	$6,917	$6,828
Ratio of Total Expenses to Average Net Assets	0.46%	0.46%	0.46%	0.46%	0.47%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.13%	1.27%	1.31%	1.29%	1.23%
Portfolio Turnover Rate	8%	9%	9%	11%	10%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated on average share outstanding.

2   Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Core Fund

Notes to Financial Statements

Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its

11

PRIMECAP Core Fund

counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2019, the investment advisory fee represented an effective annual rate of 0.31% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

12

PRIMECAP Core Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $547,000, representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,821,066	574,310	—
Temporary Cash Investments	288,443	—	—
Total	10,109,509	574,310	—

E.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,953,738
Gross Unrealized Appreciation	5,119,544
Gross Unrealized Depreciation	(389,463)
Net Unrealized Appreciation (Depreciation)	4,730,081

F.  During the six months ended March 31, 2019, the fund purchased $420,421,000 of investment securities and sold $681,147,000 of investment securities, other than temporary cash investments.

13

PRIMECAP Core Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	14,012	27,645
Issued in Lieu of Cash Distributions	30,429	13,401
Redeemed	(22,774)	(39,811)
Net Increase (Decrease) in Shares Outstanding	21,667	1,235

H.  Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

14

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP Management, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP Management’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP Management has managed the fund since its inception in 2004.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

15

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average.

The board did not consider the profitability of PRIMECAP Management in determining whether to approve the advisory fee, because PRIMECAP Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

16

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12202 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD FENWAY FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.